CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 19,664	$ 64,221	$ 18,678	$ 14,165
Marketable securities - current	0	40,024
Accounts receivable - affiliates	40,817	37,863
Accounts receivable	1,423	4,294
Prepaids and other current assets	1,793	1,657
Total current assets	63,697	148,059
Property, plant and equipment, net	684,488	619,321
Other non-current assets	30	0
Total assets	748,215	767,380
Current liabilities:
Accounts payable - affiliates	8,352	7,631
Accounts payable and accrued liabilities	19,794	20,871
Current portion of long-term debt	0	39,664
Deferred revenue	1,438	952
Total current liabilities	29,584	69,118
Long-term debt	548,793	532,011
Other long-term liabilities	2,078	3,161
Total liabilities	580,455	604,290
Commitments and contingencies (Note 10)
Equity:
Net investment - Predecessor	10,665
Partners Equity	(4,143)	(16,792)
Partners' Capital Attributable to Noncontrolling Interest	171,903	179,882
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	167,760	163,090	(176,941)	(102,581)
Total liabilities and equity	748,215	767,380
Common Units [Member]
Equity:
Partners Equity	(17,544)	241,275
Subordinated Units [Member]
Equity:
Partners Equity		(276,083)
Subordinated Units [Member] | PBF LLC [Member]
Equity:
Partners Equity	0	(276,083)	(277,094)	(288,875)
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	0
Incentive Distribution Rights [Member]
Equity:
Partners Equity	2,736	1,266
Incentive Distribution Rights [Member] | PBF LLC [Member]
Equity:
Partners Equity	2,736	1,266	$ (535)	$ 0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	2,736
Predecessor [Member]
Equity:
Net investment - Predecessor	$ 10,665	$ 16,750